Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
22.	Provisions

	Rehabilitation provision	Provisions for legal claims	Provisions on taxes other than income tax, fines and penalties	Other provisions	Total
At December 31, 2016	3,678	746	760	1,732	6,916

Arising during the year	—	2,175	23	7	2,205
Utilized	(79)	(451)	(1)	(905)	(1,436)
Revision in estimated cash flow and discount rate change	82	—	—	—	82
Unused amounts reversed	—	(180)	(232)	(551)	(963)
Unwinding of discount	311	—	—	—	311
Exchange differences	—	—	26	32	58

At December 31, 2017	3,992	2,290	576	315	7,173

Current	178	2,290	576	315	3,359
Non-current	3,814	—	—	—	3,814
Arising during the year	—	1,516	199	905	2,620
Utilized	(77)	(273)	—	(256)	(606)
Revision in estimated cash flow and discount rate change	(309)	—	—	—	(309)
Unused amounts reversed	—	(646)	(188)	(20)	(854)
Unwinding of discount	302	—	—	—	302
Exchange differences	—	215	(4)	4	215

At December 31, 2018	3,908	3,102	583	948	8,541

Current	189	3,102	583	948	4,822
Non-current	3,719	—	—	—	3,719
Arising during the year	—	1,346	980	—	2,326
Utilized	(30)	(264)	—	(722)	(1,016)
Revision in estimated cash flow and discount rate change	1,180	—	—	—	1,180
Unused amounts reversed	—	(1,200)	(9)	(197)	(1,406)
Unwinding of discount	345	—	—	—	345
Exchange differences	—	(150)	(19)	(5)	(174)

At December 31, 2019	5,403	2, 834	1,535	24	9,796

Current	165	2, 834	1,535	24	4,558
Non-current	5,238	—	—	—	5,238
Rehabilitation provision
The Group has numerous site rehabilitation obligations that it is required to perform under law or contract once an asset is permanently taken out of service. The main part of these obligations is not expected to be paid in a foreseeable future, and will be funded from the general Group’s resources when respective works will be performed. The Group’s rehabilitation provisions primarily relate to its steel and mining production facilities with related landfills and dump areas and its mines. In 2019, the increase in rehabilitation provision is mostly due to significant decrease in discount rate.
Provisions for legal claims
A provision for the claims related to disputes over purchases was recognised in the amount of RUB 741 million in 2018 and reversed in 2019 due to favorable court judgment.
Legal claim contingency
As of December 31, 2019, management assesses the outcome of several court proceedings and claims where the Group’s companies act as defendants in the aggregate amount of RUB 2,195 million as possible based on the management’s analysis and discussions with the legal advisers.
As of December 31, 2019, the Group as a defendant is involved in the court proceeding regarding the claim from one of the metallurgical plants as defined in Note 8(a). It is not practicable to estimate the potential effect of this claim and the timing of the payment, if any. The Group has been advised by its legal counsel that it is only possible, but not probable, that the action will succeed.
Provisions on taxes other than income tax
Management believes that it has paid or accrued all applicable taxes. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate of the probable outflow of resources embodying economic benefits which will be required to settle these liabilities. In accordance with IAS 37, the Group recorded RUB 1,535 million and RUB 583 million of other tax claims including fines and penalties that management believes are probable as of December 31, 2019 and 2018, respectively. The Group does not believe that any other material tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying consolidated financial statements in order for those statements not to be materially misstated or misleading as of December 31, 2019.
Possible tax liabilities on taxes other than income tax, which were identified by management as those that can be subject to different interpretations of the tax law and regulations, are not accrued in the consolidated financial statements. The amount of such liabilities was RUB 1,904 million and RUB 1,689 million as of December 31, 2019 and 2018, respectively.
Environmental
Possible liabilities, which were identified by management as those that can be subject to potential claims from environmental authorities, are not accrued in the consolidated financial statements. The amount of such liabilities was not significant.